Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 5, 2012
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 5, 2012
Prospectus Date	rr_ProspectusDate	Sep 24, 2012

Aberdeen Diversified Income Fund (Prospectus Summary): | Aberdeen Diversified Income Fund
Aberdeen Diversified Income Fund

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Diversified Income Fund – Example" beginning on page 3 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Diversified Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A shares	697	996	1,357	2,373
Class C shares	302	667	1,201	2,663
Class R shares	164	551	1,007	2,271
Institutional Class shares	101	359	682	1,597
Institutional Service Class shares	106	375	709	1,653

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C shares Aberdeen Diversified Income Fund	202	667	1,201	2,663

THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 24, 2012
Aberdeen Diversified Income Fund (Prospectus Summary): | Aberdeen Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Diversified Income Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Diversified Income Fund – Example" beginning on page 3 of the Funds' Statutory prospectus:

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Supplement Closing	ck0001413594_SupplementClosingTextBlock	THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.
Aberdeen Diversified Income Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,373
Aberdeen Diversified Income Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,663
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,663
Aberdeen Diversified Income Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,271
Aberdeen Diversified Income Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,597
Aberdeen Diversified Income Fund | Institutional Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,653

Aberdeen Dynamic Allocation Fund (Prospectus Summary): | Aberdeen Dynamic Allocation Fund
Aberdeen Dynamic Allocation Fund

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Dynamic Allocation Fund – Example" beginning on page 9 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Dynamic Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A shares	708	1,038	1,438	2,555
Class C shares	313	708	1,279	2,832
Class R shares	167	568	1,045	2,365
Institutional Class shares	112	401	764	1,785
Institutional Service Class shares	117	417	790	1,840

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C shares Aberdeen Dynamic Allocation Fund	213	708	1,279	2,832

THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 24, 2012
Aberdeen Dynamic Allocation Fund (Prospectus Summary): | Aberdeen Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Dynamic Allocation Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Dynamic Allocation Fund – Example" beginning on page 9 of the Funds' Statutory prospectus:

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Supplement Closing	ck0001413594_SupplementClosingTextBlock	THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.
Aberdeen Dynamic Allocation Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Aberdeen Dynamic Allocation Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,832
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,832
Aberdeen Dynamic Allocation Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,365
Aberdeen Dynamic Allocation Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Aberdeen Dynamic Allocation Fund | Institutional Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,840